GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.53%
$ 527,068	510 Asset Backed Trust(a)(b) Series 2021-NPL2 Class A1 2.12%, 06/25/2061	$ 504,099
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
41,198	3.46%, 10/15/2024	41,343
	Series 2020-Z2 Class A
125,354	1.90%, 01/15/2025	124,097
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	154,337
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR2A 1.33%, 10/27/2034 3-mo. LIBOR + 1.20%	422,239
450,000	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	434,865
610,000	Barings Ltd(a)(c) Series 2020-1A Class AR 1.39%, 10/15/2036 3-mo. LIBOR + 1.15%	604,081
	Bayview Koitere Fund Trust(a)(d)
	Series 2017-SPL3 Class A
27,303	4.00%, 11/28/2053	27,099
	Series 2017-RT4 Class A
68,945	3.50%, 07/28/2057	68,500
101,845	Bayview Mortgage Fund IV Trust(a)(d) Series 2017-RT3 Class A 3.50%, 01/28/2058	100,328
	Bayview Opportunity Master Fund IV Trust(a)(d)
	Series 2017-RT1 Class A1
79,384	3.00%, 03/28/2057	78,433
	Series 2017-RT5 Class A
97,692	3.50%, 05/28/2069	96,970
	Series 2017-RT6 Class A
67,939	3.50%, 10/28/2057	66,446
	Series 2017-SPL4 , Class A
98,931	3.50%, 01/28/2055	98,290
	Series 2017-SPL5 Class A
33,127	3.50%, 06/28/2057	32,966
106,919	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	104,074
410,000	BlueMountain XXIV Ltd(a)(c) Series 2019-24A Class AR 1.35%, 04/20/2034 3-mo. LIBOR + 1.10%	405,041
1,590,000	BlueMountain XXXI Ltd(a)(c) Series 2021-31A Class A1 1.40%, 04/19/2034 3-mo. LIBOR + 1.15%	1,578,867
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	BlueMountain XXXIII Ltd(a)(c) Series 2021-33A Class A 1.67%, 11/20/2034 3-mo. LIBOR + 1.19%	$ 495,910
285,000	Carlyle Global Market Strategies Ltd(a)(c) Series 2021-2A Class A1 1.33%, 04/20/2034 3-mo. LIBOR + 1.08%	283,008
90,522	CF Hippolyta LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	83,186
2,000,000	CFIP Ltd(a)(c) Series 2021-1A Class A 1.33%, 01/20/2035 3-mo. LIBOR + 1.22%	1,974,514
	CIFC Funding Ltd(a)(c)
	Series 2012-2RA Class A1
292,181	1.05%, 01/20/2028 3-mo. LIBOR + 0.80%	291,411
	Series 2020-2A Class AR
385,000	1.42%, 10/20/2034 3-mo. LIBOR + 1.17%	382,522
365,000	Credit Acceptance Auto Loan Trust(a) Series 2021-3A Class A 1.00%, 05/15/2030	352,229
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
188,662	4.12%, 07/25/2048	189,551
	Series 2019-1A Class A2
102,900	3.67%, 10/25/2049	98,648
	Series 2021-1A Class A2I
526,025	2.66%, 04/25/2051	487,687
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	134,887
700,000	Dryden Ltd(a)(c) Series 2020-86A Class A1R 1.34%, 07/17/2034 3-mo. LIBOR + 1.10%	695,260
	Exeter Automobile Receivables Trust(a)
	Series 2019-4A Class D
410,000	2.58%, 09/15/2025	408,528
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025	129,488
700,000	Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A 3.17%, 03/15/2025	706,324
1,690,000	Harriman Park Ltd(a)(c) Series 2020-1A Class A1R 1.37%, 04/20/2034 3-mo. LIBOR + 1.12%	1,682,449
1,315,000	Madison Park Funding XXXVIII Ltd(a)(c) Series 2021-38A Class A 1.36%, 07/17/2034 3-mo. LIBOR + 1.12%	1,305,374

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 185,000	Mercury Financial Credit Card Master Trust(a) Series 2021-1A Class A 1.54%, 03/20/2026	$ 179,520
345,000	MF1 Ltd(a)(c) Series 2022-FL8 Class AS 1.80%, 02/19/2037 1-mo. SOFR + 1.75%	343,864
215,968	Navient Private Education Refi Loan Trust(a) Series 2021-EA Class A 0.97%, 12/16/2069	203,291
680,000	Neuberger Berman XX Ltd(a)(c) Series 2015-20A Class ARR 1.40%, 07/15/2034 3-mo. LIBOR + 1.16%	675,708
1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	1,429,362
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A1R 2.14%, 06/20/2034 3-mo. LIBOR + 1.21%	252,498
28,534	Onemain Financial Issuance Trust(a) Series 2018-1A Class A 3.30%, 03/14/2029	28,539
1,030,000	OZLM XVIII Ltd(a)(c) Series 2018-18A Class A 1.26%, 04/15/2031 3-mo. LIBOR + 1.02%	1,021,676
205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	201,418
309,089	Pretium Mortgage Credit Partners(a)(b) Series 2021-RN2 Class A1 1.74%, 07/25/2051	292,932
1,180,000	Regatta VI Funding Ltd(a)(c) Series 2016-1A Class AR2 1.41%, 04/20/2034 3-mo. LIBOR + 1.16%	1,167,547
1,345,000	RR LLC(a)(c) Series 2017-1A Class A1AB 1.39%, 07/15/2035 3-mo. LIBOR + 1.15%	1,338,274
1,150,000	RR Ltd(a)(c) Series 2021-16A Class A1 1.35%, 07/15/2036 3-mo. LIBOR + 1.11%	1,142,296
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
210,000	2.68%, 10/15/2025	210,762
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	68,116
Principal Amount		Fair Value
Non-Agency — (continued)
$ 395,364	Sound Point III Ltd(a)(c) Series 2013-2RA Class A1 1.19%, 04/15/2029 3-mo. LIBOR + 0.95%	$ 393,507
645,000	Sound Point XXIX Ltd(a)(c) Series 2021-1A Class A 1.33%, 04/25/2034 3-mo. LIBOR + 1.07%	639,466
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	136,651
700,000	Symphony XXV Ltd(a)(c) Series 2021-25A Class A 1.23%, 04/19/2034 3-mo. LIBOR + 0.98%	692,268
2,800,000	TCW Ltd(a)(c) Series 2019-1A Class ASNR 1.68%, 08/16/2034 3-mo. LIBOR + 1.22%	2,792,227
645,000	Thompson Park Ltd(a)(c) Series 2021-1A Class A1 1.24%, 04/15/2034 3-mo. LIBOR + 1.00%	638,525
525,000	Toyota Lease Owner Trust(a) Series 2021-B Class A3 0.42%, 10/21/2024	509,508
119,955	Tricolor Auto Securitization Trust(a) Series 2021-1A Class A 0.74%, 04/15/2024	119,590
	Upstart Securitization Trust(a)
	Series 2021-3 Class A
130,380	0.83%, 07/20/2031	128,037
	Series 2021-4 Class A
318,742	0.84%, 09/20/2031	310,041
	VCAT LLC(a)(b)
	Series 2021-NPL2 Class A1
95,261	2.12%, 03/27/2051	92,293
	Series 2021-NPL4 Class A1
452,644	1.87%, 08/25/2051	436,464
	Series 2021-NPL5 Class A1
550,464	1.87%, 08/25/2051	528,502
	Series 2021-NPL6 Class A1
670,342	1.92%, 09/25/2051	639,776
	Venture Ltd(a)(c)
	Series 2014-17A Class ARR
850,285	1.12%, 04/15/2027 3-mo. LIBOR + 0.88%	848,025
	Series 2019-37A Class A1R
870,000	1.39%, 07/15/2032 3-mo. LIBOR + 1.15%	863,642

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-42A Class A1A
$ 645,000	1.37%, 04/15/2034 3-mo. LIBOR + 1.13%	$ 636,641
	Series 2021-43A Class A1
510,000	1.48%, 04/15/2034 3-mo. LIBOR + 1.24%	508,472
558,782	Vericrest Opportunity Loan Transferee(a)(b) Series 2021-NP11 Class A1 1.87%, 08/25/2051	534,122
36,450	Verus Securitization Trust(a)(b) Series 2020-NPL1 Class A1 3.60%, 08/25/2050	36,463
388,091	VOLT CIII LLC(a)(b) Series 2021-CF1 Class A1 1.99%, 08/25/2051	363,545
368,788	VOLT XCIII LLC(a)(b) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	357,377
1,040,000	Wellfleet Ltd(a)(c) Series 2019-XA Class A1R 1.42%, 07/20/2032 3-mo. LIBOR + 1.17%	1,028,437
57,450	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	56,819
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
300,000	2.72%, 11/15/2024	300,534
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	188,936
99,500	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	92,284
1,450,000	Zais Ltd(a)(c) Series 2020-15A Class A1R 1.63%, 07/28/2032 3-mo. LIBOR + 1.35%	1,446,956
TOTAL ASSET-BACKED SECURITIES — 7.53% (Cost $39,133,282)		$38,517,962
CORPORATE BONDS AND NOTES
Basic Materials — 0.73%
	Air Products & Chemicals Inc
25,000	1.50%, 10/15/2025	23,820
50,000	1.85%, 05/15/2027	47,220
485,000	DuPont de Nemours Inc 4.21%, 11/15/2023	496,292
425,000	Glencore Funding LLC(a) 2.63%, 09/23/2031	380,166
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,775,000	International Flavors & Fragrances Inc(a) 1.83%, 10/15/2027	$ 1,613,434
475,000	Newcrest Finance Property Ltd(a) 3.25%, 05/13/2030	454,248
20,000	Sherwin-Williams Co 2.30%, 05/15/2030	18,288
525,000	Teck Resources Ltd(e) 3.90%, 07/15/2030	524,204
185,000	Vale Overseas Ltd 3.75%, 07/08/2030	178,525
		3,736,197
Communications — 4.27%
480,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	470,962
125,000	Amazon.com Inc 3.10%, 05/12/2051	117,311
	AT&T Inc
1,150,000	2.30%, 06/01/2027	1,095,688
2,115,000	4.35%, 03/01/2029	2,238,132
1,550,000	4.85%, 03/01/2039	1,686,898
200,000	3.55%, 09/15/2055	176,393
522,000	3.80%, 12/01/2057	476,241
28,000	3.65%, 09/15/2059	24,554
345,000	3.50%, 02/01/2061	293,239
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	155,552
2,200,000	3.75%, 02/15/2028	2,172,416
195,000	2.30%, 02/01/2032	166,679
145,000	4.40%, 04/01/2033	144,571
45,000	5.13%, 07/01/2049	44,644
140,000	3.90%, 06/01/2052	118,063
500,000	3.85%, 04/01/2061	401,980
85,000	4.40%, 12/01/2061	73,990
	Comcast Corp
1,475,000	3.30%, 02/01/2027	1,496,239
55,000	3.40%, 07/15/2046	51,638
60,000	3.45%, 02/01/2050	56,132
105,000	2.80%, 01/15/2051	88,543
441,000	2.94%, 11/01/2056(a)	364,056
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	19,031
185,000	2.60%, 06/15/2031	167,150
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	101,722
100,000	4.90%, 03/11/2026	104,077
128,000	3.95%, 03/20/2028	127,853
22,000	4.13%, 05/15/2029	22,198
127,000	5.20%, 09/20/2047	132,109
131,000	5.30%, 05/15/2049	137,006
245,000	4.65%, 05/15/2050	237,462
300,000	Fox Corp 5.48%, 01/25/2039	339,630

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 495,000	Netflix Inc(a)(e) 4.88%, 06/15/2030	$ 528,016
440,000	NTT Finance Corp(a) 1.16%, 04/03/2026	405,676
	Paramount Global
100,000	4.20%, 05/19/2032	100,142
65,000	4.38%, 03/15/2043	61,864
200,000	Prosus NV(a) 3.26%, 01/19/2027	182,713
	Rogers Communications Inc(a)
130,000	3.80%, 03/15/2032	128,993
190,000	4.55%, 03/15/2052	188,890
400,000	Tencent Holdings Ltd(a) 3.98%, 04/11/2029	398,912
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	126,503
65,000	4.50%, 09/15/2042	60,120
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	91,331
160,000	2.40%, 03/15/2029(a)	146,514
1,225,000	3.88%, 04/15/2030	1,229,703
300,000	2.88%, 02/15/2031	270,279
300,000	3.50%, 04/15/2031(e)	282,294
300,000	3.00%, 02/15/2041	253,595
120,000	4.50%, 04/15/2050	121,399
	Verizon Communications Inc
1,200,000	2.10%, 03/22/2028	1,118,488
1,925,000	4.33%, 09/21/2028	2,030,633
200,000	2.65%, 11/20/2040	170,132
460,000	3.40%, 03/22/2041	431,212
125,000	2.85%, 09/03/2041	110,032
115,000	Vodafone Group PLC 5.25%, 05/30/2048	128,817
		21,868,417
Consumer, Cyclical — 1.36%
	AutoNation Inc
75,000	1.95%, 08/01/2028(e)	67,125
500,000	4.75%, 06/01/2030	521,138
	AutoZone Inc
95,000	3.63%, 04/15/2025	96,009
15,000	4.00%, 04/15/2030	15,398
	General Motors Co
300,000	4.00%, 04/01/2025	302,779
200,000	5.20%, 04/01/2045	202,435
75,000	6.75%, 04/01/2046	90,327
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	253,725
125,000	2.70%, 08/20/2027	117,604
275,000	Home Depot Inc 3.30%, 04/15/2040	264,863
250,000	Hyatt Hotels Corp 1.80%, 10/01/2024	240,535
135,000	Las Vegas Sands Corp 3.50%, 08/18/2026	127,181
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 170,000	Lennar Corp 4.75%, 11/29/2027	$ 177,094
	Lowe's Cos Inc
50,000	3.35%, 04/01/2027	50,292
250,000	1.70%, 09/15/2028	226,258
35,000	3.75%, 04/01/2032	35,385
50,000	3.70%, 04/15/2046	47,909
	Magallanes Inc(a)
925,000	4.05%, 03/15/2029	929,588
355,000	4.28%, 03/15/2032	356,579
700,000	5.05%, 03/15/2042	714,021
965,000	5.14%, 03/15/2052	987,286
350,000	Marriott International Inc 2.85%, 04/15/2031	319,443
	McDonald's Corp
175,000	3.35%, 04/01/2023	177,169
115,000	4.45%, 03/01/2047	123,502
120,000	3.63%, 09/01/2049	114,896
125,000	Nike Inc(e) 3.38%, 03/27/2050	124,214
130,000	Starbucks Corp 3.80%, 08/15/2025	132,758
125,000	Target Corp 2.95%, 01/15/2052	114,869
		6,930,382
Consumer, Non-Cyclical — 4.47%
	AbbVie Inc
710,000	3.20%, 11/21/2029	701,557
550,000	4.88%, 11/14/2048	621,616
545,000	4.25%, 11/21/2049	565,556
200,000	Alcon Finance Corp(a) 2.75%, 09/23/2026	193,647
	Altria Group Inc
90,000	3.40%, 02/04/2041	73,858
170,000	3.70%, 02/04/2051	137,314
	Amgen Inc
495,000	2.00%, 01/15/2032	438,621
70,000	3.35%, 02/22/2032	69,345
15,000	4.20%, 02/22/2052	15,513
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
725,000	4.70%, 02/01/2036	777,574
405,000	4.90%, 02/01/2046	450,419
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	94,532
	Anheuser-Busch InBev Worldwide Inc
825,000	4.95%, 01/15/2042	910,816
30,000	3.75%, 07/15/2042	28,558
80,000	4.60%, 04/15/2048	86,342
460,000	4.44%, 10/06/2048	481,528
150,000	5.55%, 01/23/2049	182,891
	Anthem Inc
55,000	2.88%, 09/15/2029	53,147
115,000	4.63%, 05/15/2042	125,623

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 200,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	$ 195,727
200,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	181,506
	Astrazeneca Finance LLC
45,000	1.20%, 05/28/2026	41,721
540,000	1.75%, 05/28/2028	497,569
400,000	Bacardi Ltd(a) 5.30%, 05/15/2048	446,983
	BAT Capital Corp
430,000	2.79%, 09/06/2024	424,350
115,000	3.56%, 08/15/2027	111,924
215,000	2.26%, 03/25/2028	192,913
250,000	4.74%, 03/16/2032	251,478
20,000	4.54%, 08/15/2047	17,848
325,000	4.76%, 09/06/2049	298,729
	BAT International Finance PLC
225,000	1.67%, 03/25/2026	206,462
250,000	4.45%, 03/16/2028	250,532
	Baxter International Inc(a)
680,000	2.27%, 12/01/2028	629,948
325,000	2.54%, 02/01/2032	296,770
450,000	Becton Dickinson and Co 4.67%, 06/06/2047	490,151
395,000	Boston Scientific Corp 1.90%, 06/01/2025	379,113
	Bristol Myers Squibb Co
56,000	3.20%, 06/15/2026	56,859
55,000	3.40%, 07/26/2029	55,978
245,000	2.95%, 03/15/2032(e)	239,665
435,000	3.55%, 03/15/2042	430,240
60,000	2.55%, 11/13/2050	49,805
240,000	Cargill Inc(a) 2.13%, 11/10/2031	216,868
285,000	Centene Corp 2.63%, 08/01/2031	253,650
200,000	Chapman University 2.07%, 04/01/2031	177,409
	Cigna Corp
580,000	1.25%, 03/15/2026(e)	541,571
725,000	3.40%, 03/15/2050	653,170
100,000	Coca-Cola Co 3.00%, 03/05/2051	92,061
115,000	CommonSpirit Health 2.76%, 10/01/2024	114,095
209,000	Conagra Brands Inc 4.85%, 11/01/2028	221,047
140,000	Constellation Brands Inc 3.60%, 02/15/2028	138,944
	CVS Health Corp
515,000	4.78%, 03/25/2038	562,812
285,000	4.13%, 04/01/2040	289,951
400,000	Diageo Capital PLC 2.00%, 04/29/2030	364,740
100,000	Estee Lauder Co Inc 2.60%, 04/15/2030	96,187
	General Mills Inc
200,000	3.70%, 10/17/2023	203,234
50,000	3.00%, 02/01/2051(e)	43,079
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Gilead Sciences Inc
$ 85,000	2.50%, 09/01/2023	$ 85,155
340,000	1.65%, 10/01/2030	298,782
235,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	240,041
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	245,341
	Global Payments Inc
160,000	1.20%, 03/01/2026	147,403
120,000	4.80%, 04/01/2026	125,973
85,000	2.15%, 01/15/2027	79,779
120,000	3.20%, 08/15/2029	114,002
100,000	2.90%, 05/15/2030	92,294
525,000	GSK Consumer Healthcare Capital US LLC(a) 3.38%, 03/24/2027	524,993
	HCA Inc
220,000	3.50%, 09/01/2030	212,534
50,000	3.63%, 03/15/2032(a)	48,998
40,000	4.63%, 03/15/2052(a)	40,311
	Howard University
100,000	2.80%, 10/01/2030	93,825
160,000	3.48%, 10/01/2041	143,409
	Humana Inc
320,000	3.70%, 03/23/2029	321,056
145,000	2.15%, 02/03/2032	127,045
310,000	JBS Finance Luxembourg SARL(a) 2.50%, 01/15/2027	287,916
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	201,980
145,000	Johnson & Johnson 3.55%, 03/01/2036	149,900
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	174,640
260,000	3.00%, 06/01/2051	229,040
280,000	Kraft Heinz Foods Co(e) 3.75%, 04/01/2030	278,799
	Mondelez International Inc
135,000	1.50%, 05/04/2025	128,948
30,000	2.63%, 03/17/2027	29,272
10,000	2.75%, 04/13/2030	9,567
185,000	1.50%, 02/04/2031(e)	157,821
20,000	3.00%, 03/17/2032	19,302
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	276,743
145,000	Quest Diagnostics Inc 2.80%, 06/30/2031	135,614
	Royalty Pharma PLC
380,000	1.75%, 09/02/2027	344,877
220,000	2.20%, 09/02/2030	192,344
265,000	2.15%, 09/02/2031	227,202
	S&P Global Inc(a)
110,000	2.45%, 03/01/2027	107,026
185,000	2.70%, 03/01/2029	179,323
140,000	2.90%, 03/01/2032	135,723
115,000	Sutter Health 3.36%, 08/15/2050	102,550

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Sysco Corp
$ 50,000	4.45%, 03/15/2048	$ 51,851
225,000	6.60%, 04/01/2050	302,402
200,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	180,527
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	45,679
125,000	Unilever Capital Corp 2.63%, 08/12/2051	103,940
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	104,504
65,000	3.75%, 10/15/2047	65,871
		22,887,848
Energy — 1.75%
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	101,708
100,000	2.72%, 01/12/2032	94,110
145,000	2.94%, 06/04/2051	123,764
355,000	3.38%, 02/08/2061	315,602
285,000	Canadian Natural Resources Ltd 3.90%, 02/01/2025	288,679
125,000	ConocoPhillips Co(e) 3.80%, 03/15/2052	127,191
78,000	Diamondback Energy Inc 3.50%, 12/01/2029	77,264
25,000	Eastern Gas Transmission & Storage Inc(a) 3.00%, 11/15/2029	24,072
	Energy Transfer LP
125,000	3.90%, 07/15/2026	125,671
105,000	5.25%, 04/15/2029	112,046
175,000	5.35%, 05/15/2045	180,118
140,000	6.13%, 12/15/2045	154,385
550,000	5.00%, 05/15/2050	556,511
	Enterprise Products Operating LLC
160,000	4.80%, 02/01/2049	170,655
200,000	3.70%, 01/31/2051	182,999
45,000	3.30%, 02/15/2053	38,392
	Equinor ASA
205,000	3.63%, 04/06/2040	206,170
90,000	3.70%, 04/06/2050	91,041
	Exxon Mobil Corp
35,000	3.48%, 03/19/2030	35,920
210,000	4.23%, 03/19/2040	225,810
	Galaxy Pipeline Assets Bidco Ltd
255,479	2.94%, 09/30/2040(a)	230,358
383,218	2.94%, 09/30/2040	345,854
100,000	Halliburton Co 4.85%, 11/15/2035	107,441
145,000	Hess Corp 7.30%, 08/15/2031	177,582
200,000	Lukoil Securities BV 3.88%, 05/06/2030	106,214
Principal Amount		Fair Value
Energy — (continued)
	Marathon Petroleum Corp
$ 150,000	4.70%, 05/01/2025	$ 155,876
15,000	4.75%, 09/15/2044	15,252
	MPLX LP
300,000	4.00%, 02/15/2025	304,666
70,000	1.75%, 03/01/2026	65,592
35,000	4.13%, 03/01/2027	35,790
75,000	4.25%, 12/01/2027	77,457
475,000	4.50%, 04/15/2038	485,331
140,000	4.95%, 03/14/2052	145,751
160,000	4.90%, 04/15/2058	161,039
	ONEOK Inc
85,000	5.85%, 01/15/2026	91,356
65,000	4.55%, 07/15/2028	66,788
115,000	3.10%, 03/15/2030	107,783
40,000	6.35%, 01/15/2031	46,259
55,000	Ovintiv Inc 7.38%, 11/01/2031	67,426
	Plains All American Pipeline LP / PAA Finance Corp
55,000	3.55%, 12/15/2029	53,152
550,000	3.80%, 09/15/2030	539,485
300,000	Qatar Energy(a) 3.30%, 07/12/2051	275,347
400,000	Reliance Industries Ltd(a) 3.63%, 01/12/2052	354,491
	Sabine Pass Liquefaction LLC
57,000	5.63%, 03/01/2025	60,266
75,000	5.00%, 03/15/2027	79,317
60,000	4.20%, 03/15/2028	61,613
200,000	4.50%, 05/15/2030	209,154
	Shell International Finance BV
240,000	3.25%, 04/06/2050	225,136
145,000	3.00%, 11/26/2051	129,782
	Targa Resources Corp
285,000	4.20%, 02/01/2033	287,600
20,000	4.95%, 04/15/2052	20,376
	TransCanada PipeLines Ltd
115,000	1.00%, 10/12/2024	109,257
195,000	4.10%, 04/15/2030	201,351
115,000	2.50%, 10/12/2031	104,248
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	87,770
125,000	Valero Energy Corp 4.00%, 04/01/2029	127,496
		8,951,764
Financial — 12.58%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,350,000	6.50%, 07/15/2025	1,429,562
725,000	2.45%, 10/29/2026	670,590
400,000	3.00%, 10/29/2028	368,875
565,000	3.30%, 01/30/2032	509,325

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,600,000	Air Lease Corp 2.88%, 01/15/2026	$ 1,544,278
	American Express Co
200,000	4.20%, 11/06/2025	208,270
260,000	2.55%, 03/04/2027	252,804
	American International Group Inc
640,000	2.50%, 06/30/2025	625,736
750,000	3.40%, 06/30/2030	747,962
	American Tower Corp REIT
140,000	1.45%, 09/15/2026	127,736
190,000	3.65%, 03/15/2027	189,492
240,000	1.50%, 01/31/2028	212,063
	Aon Corp / Aon Global Holdings PLC
35,000	2.85%, 05/28/2027	34,239
95,000	3.90%, 02/28/2052	93,757
350,000	Athene Global Funding(a) 2.65%, 10/04/2031	308,867
1,675,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,608,299
1,000,000	Banco Santander SA 4.25%, 04/11/2027	1,010,207
	Bank of America Corp
35,000	3.86%, 07/23/2024	35,396
715,000	3.88%, 08/01/2025	735,088
190,000	2.46%, 10/22/2025	186,694
515,000	1.66%, 03/11/2027	480,069
1,975,000	4.18%, 11/25/2027	2,013,605
830,000	3.82%, 01/20/2028	839,575
340,000	3.59%, 07/21/2028	340,592
315,000	2.88%, 10/22/2030	298,709
200,000	2.59%, 04/29/2031	184,513
1,705,000	1.92%, 10/24/2031	1,481,096
370,000	2.30%, 07/21/2032	329,306
175,000	2.57%, 10/20/2032	159,016
500,000	2.97%, 02/04/2033	468,496
435,000	6.11%, 01/29/2037	519,648
525,000	3.31%, 04/22/2042	486,028
135,000	4.08%, 03/20/2051	139,702
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	45,106
190,000	2.66%, 05/16/2023	190,054
655,000	2.05%, 01/26/2027	631,078
440,000	Bank of Nova Scotia 1.95%, 02/02/2027	415,871
1,725,000	Barclays PLC 2.85%, 05/07/2026	1,675,443
170,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	182,328
450,000	BlackRock Inc 1.90%, 01/28/2031	406,352
	BNP Paribas SA(a)
1,800,000	2.22%, 06/09/2026	1,711,631
200,000	1.32%, 01/13/2027	182,113
200,000	2.16%, 09/15/2029	177,933
Principal Amount		Fair Value
Financial — (continued)
	BPCE SA(a)
$ 1,675,000	1.65%, 10/06/2026	$ 1,545,587
260,000	2.05%, 10/19/2027	239,175
425,000	3.12%, 10/19/2032	384,658
270,000	Brighthouse Financial Global Funding(a) 1.75%, 01/13/2025	256,935
	Citigroup Inc
550,000	3.35%, 04/24/2025	551,308
760,000	0.98%, 05/01/2025	724,491
430,000	3.70%, 01/12/2026	435,292
925,000	1.46%, 06/09/2027	849,509
1,025,000	4.45%, 09/29/2027	1,057,222
700,000	3.89%, 01/10/2028	707,875
330,000	2.57%, 06/03/2031	302,315
220,000	2.52%, 11/03/2032	197,374
525,000	3.06%, 01/25/2033	490,525
	Corebridge Financial Inc
65,000	3.85%, 04/05/2029	64,941
50,000	3.90%, 04/05/2032	49,926
1,500,000	Credit Suisse Group AG(a) 4.28%, 01/09/2028	1,498,300
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	206,208
775,000	Deutsche Bank AG 3.04%, 05/28/2032	696,450
625,000	Duke Realty LP REIT 1.75%, 07/01/2030	546,597
	Equinix Inc REIT
30,000	1.80%, 07/15/2027	27,276
160,000	2.00%, 05/15/2028	144,167
155,000	2.50%, 05/15/2031	139,008
485,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	436,219
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	574,462
215,000	Fifth Third Bancorp 2.38%, 01/28/2025	210,113
100,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	105,057
	Goldman Sachs Group Inc
275,000	0.93%, 10/21/2024	266,558
1,160,000	2.62%, 04/22/2032	1,054,279
345,000	2.38%, 07/21/2032	305,567
60,000	2.65%, 10/21/2032	54,244
80,000	3.10%, 02/24/2033	75,407
525,000	Healthcare Realty Trust Inc REIT(e) 2.05%, 03/15/2031	456,698
225,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	201,117
	HSBC Holdings PLC
650,000	0.98%, 05/24/2025	617,071
655,000	1.59%, 05/24/2027	597,832
200,000	4.76%, 03/29/2033	205,536

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	$ 158,312
	JPMorgan Chase & Co
135,000	3.80%, 07/23/2024	136,536
265,000	4.02%, 12/05/2024	269,242
690,000	3.22%, 03/01/2025	692,443
855,000	2.95%, 10/01/2026	848,379
215,000	3.96%, 01/29/2027	219,453
560,000	3.51%, 01/23/2029	557,414
175,000	3.70%, 05/06/2030	175,927
200,000	2.52%, 04/22/2031	185,404
700,000	1.76%, 11/19/2031	603,523
110,000	1.95%, 02/04/2032	96,360
270,000	2.58%, 04/22/2032	247,361
405,000	2.55%, 11/08/2032	370,067
475,000	2.96%, 01/25/2033	447,808
80,000	3.11%, 04/22/2041	72,299
95,000	3.11%, 04/22/2051	84,134
220,000	Keycorp 2.55%, 10/01/2029	208,014
1,725,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	1,571,611
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	233,372
195,000	3.88%, 03/15/2024	199,085
55,000	4.38%, 03/15/2029	58,121
105,000	4.75%, 03/15/2039	115,292
99,000	Massachusetts Mutual Life Insurance Co(a) 3.73%, 10/15/2070	88,600
	Mastercard Inc
625,000	3.30%, 03/26/2027	636,975
155,000	2.95%, 03/15/2051	141,815
520,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	476,710
	Morgan Stanley
1,000,000	4.10%, 05/22/2023	1,017,929
230,000	2.72%, 07/22/2025	227,693
130,000	1.16%, 10/21/2025	123,492
385,000	3.63%, 01/20/2027	388,310
1,850,000	3.95%, 04/23/2027	1,879,881
865,000	1.59%, 05/04/2027	803,656
600,000	3.77%, 01/24/2029	604,682
100,000	4.43%, 01/23/2030	104,558
570,000	2.70%, 01/22/2031	534,869
695,000	1.79%, 02/13/2032	597,649
580,000	1.93%, 04/28/2032	501,316
70,000	2.51%, 10/20/2032	63,094
425,000	2.48%, 09/16/2036	364,371
500,000	Nationwide Building Society(a) 3.96%, 07/18/2030	498,493
65,000	Nationwide Mutual Insurance Co(a) 4.35%, 04/30/2050	64,669
55,000	New York Life Insurance Co(a) 3.75%, 05/15/2050	53,315
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	449,405
Principal Amount		Fair Value
Financial — (continued)
$ 180,000	Progressive Corp 3.20%, 03/26/2030	$ 178,397
	Realty Income Corp REIT
95,000	3.40%, 01/15/2028	94,730
10,000	2.20%, 06/15/2028	9,225
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	80,011
155,000	2.84%, 01/15/2025	152,475
405,000	State Street Corp 3.78%, 12/03/2024	412,256
	Truist Bank
200,000	3.30%, 05/15/2026	201,490
750,000	2.25%, 03/11/2030	687,448
475,000	Truist Financial Corp 1.89%, 06/07/2029	431,741
350,000	US Bancorp(f) 3.70%, Perpetual	316,750
75,000	Visa Inc 4.30%, 12/14/2045	84,161
	Wells Fargo & Co
415,000	2.41%, 10/30/2025	406,256
250,000	2.19%, 04/30/2026	241,161
750,000	4.30%, 07/22/2027	778,766
360,000	2.39%, 06/02/2028	340,416
250,000	2.88%, 10/30/2030	237,610
280,000	3.35%, 03/02/2033	272,116
130,000	5.01%, 04/04/2051	154,280
220,000	Welltower Inc REIT 4.00%, 06/01/2025	223,384
475,000	Westpac Banking Corp 4.11%, 07/24/2034	468,193
100,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	97,393
	Willis North America Inc
85,000	3.60%, 05/15/2024	85,489
765,000	2.95%, 09/15/2029	718,392
		64,376,582
Industrial — 1.88%
	Boeing Co
30,000	2.70%, 02/01/2027	28,774
365,000	5.04%, 05/01/2027	384,350
1,575,000	3.45%, 11/01/2028	1,514,340
200,000	5.81%, 05/01/2050	230,947
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	212,597
	Canadian Pacific Railway Co
400,000	2.05%, 03/05/2030	366,417
180,000	2.45%, 12/02/2031	167,174
205,000	Caterpillar Inc 2.60%, 04/09/2030	199,917
15,000	CSX Corp 4.50%, 03/15/2049	16,422
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	410,859
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	214,758

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	General Electric Co
$ 125,000	6.75%, 03/15/2032	$ 157,468
575,000	5.88%, 01/14/2038	689,391
	John Deere Capital Corp
40,000	1.20%, 04/06/2023	39,667
105,000	3.45%, 06/07/2023	106,397
160,000	2.60%, 03/07/2024	160,395
75,000	1.75%, 03/09/2027	70,655
20,000	3.45%, 03/07/2029	20,552
	L3Harris Technologies Inc
320,000	3.85%, 06/15/2023	324,483
32,000	4.40%, 06/15/2028	33,278
	Lockheed Martin Corp
70,000	3.80%, 03/01/2045	71,477
47,000	4.09%, 09/15/2052	51,633
800,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	683,570
265,000	Northrop Grumman Corp 5.15%, 05/01/2040	308,387
	Otis Worldwide Corp
150,000	2.57%, 02/15/2030	140,189
300,000	3.11%, 02/15/2040	264,024
	Raytheon Technologies Corp
300,000	3.95%, 08/16/2025	309,459
30,000	4.45%, 11/16/2038	32,536
60,000	4.63%, 11/16/2048	67,806
45,000	3.03%, 03/15/2052	39,426
485,000	Siemens Financieringsmaatschappij NV(a) 1.20%, 03/11/2026	450,241
	Union Pacific Corp
25,000	2.40%, 02/05/2030	23,659
770,000	2.38%, 05/20/2031(e)	720,457
450,000	2.80%, 02/14/2032	432,056
600,000	Waste Management Inc(e) 1.15%, 03/15/2028	536,223
145,000	Worthington Industries Inc 4.30%, 08/01/2032	146,778
		9,626,762
Technology — 2.73%
550,000	Adobe Inc 2.15%, 02/01/2027	533,712
	Apple Inc
305,000	3.85%, 08/04/2046	322,036
295,000	2.65%, 02/08/2051	254,462
	Broadcom Inc
12,000	4.11%, 09/15/2028	12,142
116,000	4.15%, 11/15/2030	117,565
130,000	4.30%, 11/15/2032	131,920
280,000	2.60%, 02/15/2033(a)	243,086
686,000	3.42%, 04/15/2033(a)	640,259
266,000	3.47%, 04/15/2034(a)	246,351
417,000	3.14%, 11/15/2035(a)	367,416
329,000	3.19%, 11/15/2036(a)	285,601
Principal Amount		Fair Value
Technology — (continued)
	CDW LLC / CDW Finance Corp
$ 90,000	2.67%, 12/01/2026	$ 84,827
80,000	3.28%, 12/01/2028	75,352
80,000	3.57%, 12/01/2031	74,116
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	337,952
315,000	Fidelity National Information Services Inc 2.25%, 03/01/2031	278,542
	Fiserv Inc
315,000	3.80%, 10/01/2023	319,888
1,600,000	3.20%, 07/01/2026	1,591,696
325,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	382,654
	Intel Corp
220,000	2.80%, 08/12/2041	194,238
135,000	3.73%, 12/08/2047	134,832
135,000	3.25%, 11/15/2049	124,529
290,000	3.05%, 08/12/2051	257,837
115,000	International Business Machines Corp 2.72%, 02/09/2032	109,202
500,000	Intuit Inc 1.35%, 07/15/2027	455,103
260,000	Kyndryl Holdings Inc(a) 3.15%, 10/15/2031	219,061
425,000	Lam Research Corp 1.90%, 06/15/2030	385,149
255,000	Marvell Technology Inc 2.95%, 04/15/2031	235,707
295,000	Microchip Technology Inc 2.67%, 09/01/2023	294,012
	Microsoft Corp
85,000	2.53%, 06/01/2050	73,397
103,000	2.68%, 06/01/2060	88,819
	NVIDIA Corp
480,000	1.55%, 06/15/2028	440,757
105,000	3.50%, 04/01/2040	105,765
	NXP BV / NXP Funding LLC(a)
295,000	4.88%, 03/01/2024	303,122
71,000	5.35%, 03/01/2026	74,730
	NXP BV / NXP Funding LLC / NXP USA Inc(a)
40,000	3.15%, 05/01/2027	38,808
89,000	4.30%, 06/18/2029	91,874
325,000	2.65%, 02/15/2032	292,917
	Oracle Corp
425,000	2.30%, 03/25/2028	388,184
719,000	3.60%, 04/01/2040	623,723
10,000	4.13%, 05/15/2045	8,980
160,000	4.00%, 07/15/2046	141,975
80,000	4.00%, 11/15/2047	70,750
1,041,000	3.60%, 04/01/2050	863,366
181,000	3.95%, 03/25/2051	158,233
35,000	4.10%, 03/25/2061	29,836

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 415,000	Salesforce Inc 1.95%, 07/15/2031	$ 379,663
425,000	Skyworks Solutions Inc 3.00%, 06/01/2031	378,354
	VMware Inc
100,000	1.80%, 08/15/2028	88,691
300,000	2.20%, 08/15/2031	264,130
	Workday Inc
125,000	3.50%, 04/01/2027	124,967
150,000	3.70%, 04/01/2029	150,335
100,000	3.80%, 04/01/2032	99,810
		13,990,433
Utilities — 2.86%
335,000	Alabama Power Co 3.45%, 10/01/2049	310,780
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	438,505
	American Water Capital Corp
125,000	3.75%, 09/01/2028	127,059
175,000	4.15%, 06/01/2049	181,406
1,475,000	Avangrid Inc 3.20%, 04/15/2025	1,470,438
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	359,516
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	65,053
5,000	Cleco Corporate Holdings LLC 4.97%, 05/01/2046	5,276
105,000	Commonwealth Edison Co 3.65%, 06/15/2046	103,817
190,000	Consolidated Edison Co of New York Inc 3.20%, 12/01/2051	167,989
195,000	Dominion Energy Inc(b) 3.07%, 08/15/2024	194,598
165,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	194,610
	Duke Energy Carolinas LLC
518,000	5.30%, 02/15/2040	611,132
145,000	3.45%, 04/15/2051	140,548
	Duke Energy Corp
130,000	3.75%, 04/15/2024	131,932
475,000	3.15%, 08/15/2027	469,815
582,000	2.55%, 06/15/2031	532,121
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	147,386
30,000	Duke Energy Progress LLC 4.00%, 04/01/2052	31,795
100,000	Eastern Energy Gas Holdings LLC 2.50%, 11/15/2024	98,958
575,000	Enel Finance International NV(a) 1.38%, 07/12/2026	527,790
975,000	Entergy Corp 2.95%, 09/01/2026	958,708
Principal Amount		Fair Value
Utilities — (continued)
$ 125,000	Evergy Metro Inc 4.20%, 03/15/2048	$ 129,753
	Exelon Corp
450,000	4.05%, 04/15/2030	464,506
45,000	4.10%, 03/15/2052(a)	45,705
	Georgia Power Co
225,000	2.10%, 07/30/2023	223,681
145,000	4.75%, 09/01/2040	152,893
515,000	Gulf Power Co 4.55%, 10/01/2044	569,363
410,000	Nextera Energy Capital Holdings Inc 2.25%, 06/01/2030	375,295
	NiSource Inc
150,000	3.49%, 05/15/2027	149,521
130,000	3.60%, 05/01/2030	128,921
55,000	1.70%, 02/15/2031	46,653
85,000	4.38%, 05/15/2047	86,591
195,000	Oglethorpe Power Corp 5.05%, 10/01/2048	218,193
345,000	Oncor Electric Delivery Co LLC(a) 2.75%, 05/15/2030	331,814
	Pacific Gas & Electric Co
1,475,000	2.10%, 08/01/2027	1,325,348
580,000	2.50%, 02/01/2031	500,272
185,000	3.25%, 06/01/2031	167,338
195,000	4.95%, 07/01/2050	183,670
	PacifiCorp
135,000	2.70%, 09/15/2030	128,557
165,000	3.30%, 03/15/2051	151,319
45,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	45,286
	Puget Energy Inc
185,000	3.65%, 05/15/2025	185,404
240,000	4.10%, 06/15/2030	239,541
	Sempra Energy
210,000	3.40%, 02/01/2028	209,298
45,000	3.70%, 04/01/2029	45,218
60,000	3.80%, 02/01/2038	58,844
15,000	4.00%, 02/01/2048	14,879
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	98,214
	Southern California Edison Co
395,000	2.25%, 06/01/2030	357,088
310,000	2.75%, 02/01/2032	287,712
27,000	4.00%, 04/01/2047	25,943
88,000	4.13%, 03/01/2048	86,576
105,000	3.65%, 02/01/2050	97,196
210,000	Southern Co 3.70%, 04/30/2030	210,631

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	$ 24,901
		14,635,356
TOTAL CORPORATE BONDS AND NOTES — 32.63% (Cost $179,641,488)		$167,003,741
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Bermuda Government International Bond 2.38%, 08/20/2030	183,000
	Chile Government International Bond
695,000	3.10%, 05/07/2041	611,433
305,000	3.50%, 04/15/2053	273,009
420,000	Finance Department Government of Sharjah 3.63%, 03/10/2033	386,946
	Indonesia Government International Bond
340,000	4.35%, 01/08/2027	361,148
280,000	3.35%, 03/12/2071	233,545
360,000	Israel Government International Bond 3.25%, 01/17/2028	370,339
	Mexico Government International Bond
510,000	2.66%, 05/24/2031	464,202
846,000	3.50%, 02/12/2034	786,349
885,000	4.28%, 08/14/2041	824,971
800,000	4.75%, 03/08/2044	786,096
405,000	3.77%, 05/24/2061	327,366
	Panama Government International Bond
200,000	3.16%, 01/23/2030	195,666
865,000	4.50%, 04/16/2050	854,317
340,000	3.87%, 07/23/2060	297,418
200,000	4.50%, 01/19/2063	191,852
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	344,994
1,045,000	Philippine Government International Bond 3.70%, 02/02/2042	1,009,713
	Romanian Government International Bond
472,000	3.00%, 02/27/2027(a)	457,951
1,072,000	3.00%, 02/14/2031(e)	989,696
1,000,000	Saudi Government International Bond 4.50%, 10/26/2046	1,052,072
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.15% (Cost $12,247,288)		$11,002,083
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.53%
$ 318,557	Ajax Mortgage Loan Trust(a)(b) Series 2021-C Class A 2.12%, 01/25/2061	$ 304,227
	Angel Oak Mortgage Trust(a)(d)
	Series 2018-3 Class A1
15,556	3.65%, 09/25/2048	15,508
	Series 2019-2 Class A1
15,340	3.63%, 03/25/2049	15,327
	Series 2019-4 Class A1
52,096	2.99%, 07/26/2049	52,006
	Series 2020-1 Class A1
58,269	2.47%, 12/25/2059	58,149
	Series 2020-2 Class A1A
133,067	2.53%, 01/26/2065	132,437
	Series 2020-4 Class A1
78,926	1.47%, 06/25/2065	77,724
	Series 2020-6 Class A1
58,017	1.26%, 05/25/2065	56,838
	Series 2020-R1 Class A1
195,947	0.99%, 04/25/2053	192,647
	Series 2021-1 Class A1
212,454	0.91%, 01/25/2066	205,558
	Series 2021-2 Class A1
369,454	0.99%, 04/25/2066	352,422
	Series 2021-4 Class A1
283,822	1.04%, 01/20/2065	268,510
	Series 2021-5 Class A1
461,207	0.95%, 07/25/2066	435,327
	Series 2021-8 Class A1
316,448	1.82%, 11/25/2066	296,311
	Arroyo Mortgage Trust(a)(d)
	Series 2019-2 Class A1
100,216	3.35%, 04/25/2049	97,785
	Series 2019-3 Class A1
91,517	2.96%, 10/25/2048	88,792
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	352,206
	Series 2019-BN16 Class XA
2,538,128	0.94%, 02/15/2052(d)	130,524
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	645,095
	Series 2019-BN18 Class XA
987,674	0.90%, 05/15/2062(d)	51,420
	Series 2019-BN20 Class XA
1,280,138	0.85%, 09/15/2062(d)	63,927
	Series 2019-BN22 Class XA
1,793,836	0.60%, 11/15/2062(d)	68,106

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-BN23 Class XA
$ 2,941,206	0.70%, 12/15/2052(d)	$ 130,508
	Series 2019-BN24 Class XA
991,904	0.64%, 11/15/2062(d)	42,122
	Series 2020-BN26 Class XA
1,068,020	1.23%, 03/15/2063(d)	78,957
	Series 2020-BN28 Class XA
2,400,594	1.78%, 03/15/2063(d)	279,566
	Series 2020-BN29 Class XA
2,870,599	1.35%, 11/15/2053(d)	254,247
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	247,644
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,417,668
	Barclays Commercial Mortgage Trust
	Series 2017-DELC Class A
228,000	1.25%, 08/15/2036(a)(c) 1-mo. LIBOR + 0.85%	225,703
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,426,348
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(d)	405,440
	Series 2019-B10 Class XA
2,344,434	1.23%, 03/15/2062(d)	148,192
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	324,014
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	459,465
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,468,842
	Series 2019-B12 Class XA
991,997	1.06%, 08/15/2052(d)	52,120
	Series 2019-B9 Class A5
1,400,000	4.02%, 03/15/2052	1,449,216
	Series 2020-B18 Class XA
633,481	1.79%, 07/15/2053(d)	61,081
	Series 2020-B22 Class XA
1,109,221	1.52%, 01/15/2054(d)	116,155
215,727	BINOM Securitization Trust(a)(d) Series 2021-INV1 Class A1 2.03%, 06/25/2056	205,546
	BRAVO Residential Funding Trust(a)
	Series 2021-C Class A1
485,462	1.62%, 03/01/2061(b)	457,486
	Series 2021-NQM2 Class A1
181,391	0.97%, 03/25/2060(d)	177,050
Principal Amount		Fair Value
Non-Agency — (continued)
$ 154,064	Bunker Hill Loan Depository Trust(a)(d) Series 2020-1 Class A1 1.72%, 02/25/2055	$ 150,949
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 1.85%, 12/15/2037 1-mo. LIBOR + 1.45%	98,371
117,685	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	109,095
285,577	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	286,667
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	251,841
26,238	CIM Trust(a)(d) Series 2017-7 Class A 3.00%, 04/25/2057	26,326
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	408,094
	Citigroup Mortgage Loan Trust Inc
	Series 2018-RP1 Class A1
40,580	3.00%, 09/25/2064(a)(d)	40,424
	Series 2018-RP2 Class A1
133,888	2.39%, 02/25/2058	133,756
	Series 2018-RP3 Class A1
152,779	3.25%, 03/25/2061(a)(d)	152,406
	Series 2019-E Class A1
153,817	3.23%, 11/25/2070(a)(b)	153,763
	COLT Mortgage Loan Trust(a)(d)
	Series 2020-2R Class A1
128,601	1.33%, 10/26/2065	128,327
	Series 2021-2 Class A1
265,449	0.92%, 08/25/2066	245,524
	Series 2021-3 Class A1
485,632	0.96%, 09/27/2066	449,816
	Series 2021-HX1 Class A1
641,279	1.11%, 10/25/2066	596,486
	COMM Mortgage Trust
	Series 2013-LC6 Class A4
238,063	2.94%, 01/10/2046	238,411
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046(a)	133,799
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039(a)	95,957
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039(a)	115,973

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
$ 37,314	3.25%, 04/25/2047(d)	$ 36,239
	Series 2018-RPL9 Class A
154,369	3.85%, 09/25/2057(d)	154,707
	Series 2020-NET Class A
97,883	2.26%, 08/15/2037	93,099
	Series 2020-NQM1 Class A1
236,358	1.21%, 05/25/2065(b)	232,513
	Series 2020-RPL4 Class A1
377,872	2.00%, 01/25/2060(d)	364,043
	Series 2021-NQM2 Class A1
383,840	1.18%, 02/25/2066(d)	370,201
	Series 2021-NQM5 Class A1
260,022	0.94%, 05/25/2066(d)	245,422
	Series 2021-NQM6 Class A1
623,013	1.17%, 07/25/2066(d)	585,345
	Series 2021-NQM8 Class A1
304,798	1.84%, 10/25/2066(d)	290,956
	Series 2021-RPL4 Class A1
332,843	1.80%, 12/27/2060(d)	316,806
	Series 2022-NQM1 Class A1
675,697	2.27%, 11/25/2066(d)	649,900
266,287	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	266,020
12,057,070	DBGS Mortgage Trust(d) Series 2018-C1 Class XA 0.20%, 10/15/2051	123,376
487,801	DBJPM Mortgage Trust(d) Series 2020-C9 Class XA 1.71%, 09/15/2053	41,848
	Ellington Financial Mortgage Trust(a)(d)
	Series 2020-2 Class A1
75,633	1.18%, 10/25/2065	74,728
	Series 2021-1 Class A1
49,671	0.80%, 02/25/2066	47,711
	Series 2021-2 Class A1
223,178	0.93%, 06/25/2066	208,715
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
41,846	1.56%, 04/25/2065(b)	41,085
	Series 2021-NQM1 Class A1
264,469	0.87%, 01/25/2066(d)	253,830
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NQM4 Class A1
$ 439,643	1.09%, 08/25/2066(d)	$ 395,757
	Series 2021-NQM7 Class A1
268,010	1.92%, 08/25/2066(d)	260,298
	Goldman Sachs Mortgage Securities Trust(d)
	Series 2013-GC13 Class A5
380,000	4.03%, 07/10/2046	384,920
	Series 2020-GC45 Class XA
2,034,540	0.67%, 02/13/2053	82,888
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
256,582	1.07%, 09/25/2056(d)	237,030
	Series 2022-NQM2 Class A1
645,000	3.64%, 03/25/2067(b)	637,572
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	259,094
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	540,913
	Series 2016-C4 Class ASB
290,246	2.99%, 12/15/2049	288,512
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	116,464
	Legacy Mortgage Asset Trust(a)(b)
	Series 2021-GS2 Class A1
328,463	1.75%, 04/25/2061	313,153
	Series 2021-GS4 Class A1
116,905	1.65%, 11/25/2060	110,309
	MetLife Securitization Trust(a)(d)
	Series 2017-1A Class A
32,368	3.00%, 04/25/2055	32,082
	Series 2018-1A Class A
70,720	3.75%, 03/25/2057	70,940
	MFA Trust(a)(d)
	Series 2020-NQM3 Class A1
41,378	1.01%, 01/26/2065	40,432
	Series 2021-NQM1 Class A1
360,372	1.15%, 04/25/2065	354,096
	Series 2021-NQM2 Class A1
207,814	1.03%, 11/25/2064	196,562
	Mill City Mortgage Loan Trust(a)(d)
	Series 2017-3 Class A1
82,910	2.75%, 01/25/2061	83,121

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-1 Class A1
$ 125,523	3.25%, 05/25/2062	$ 125,215
	Series 2018-2 Class A1
80,986	3.50%, 05/25/2058	81,268
	Series 2018-3 Class A1
84,165	3.50%, 08/25/2058	83,852
	Series 2019-1 Class A1
154,974	3.25%, 10/25/2069	153,508
	Series 2019-GS1 Class A1
338,959	2.75%, 07/25/2059	337,021
300,000	Morgan Stanley Bank of America Merrill Lynch Trust(a) Series 2017-C34 Class D 2.70%, 11/15/2052	239,193
	MTRO Commercial Mortgage Trust(a)(c)
	Series 2019-TECH Class B
100,000	1.50%, 12/15/2033 1-mo. LIBOR + 1.10%	97,856
	Series 2019-TECH Class C
100,000	1.70%, 12/15/2033 1-mo. LIBOR + 1.30%	97,402
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
28,414	3.75%, 05/28/2052(d)	28,338
	Series 2017-2A Class A3
84,478	4.00%, 03/25/2057(d)	84,676
	Series 2017-3A Class A1
135,344	4.00%, 04/25/2057(d)	135,729
	Series 2017-4A Class A1
48,143	4.00%, 05/25/2057(d)	48,212
	Series 2017-5A Class A1
47,481	1.96%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	47,870
	Series 2017-6A Class A1
84,249	4.00%, 08/27/2057(d)	84,726
	Series 2018-1A Class A1A
434,074	4.00%, 12/25/2057(d)	437,628
	Series 2018-2A Class A1
87,923	4.50%, 02/25/2058(d)	88,978
	Series 2018-4A Class A1S
103,001	1.21%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	102,331
	Series 2019-3A Class A1A
155,350	3.75%, 11/25/2058(d)	155,050
	Series 2019-5A Class A1B
159,081	3.50%, 08/25/2059(d)	158,479
	Series 2019-NQM4 Class A1
32,042	2.49%, 09/25/2059(d)	31,845
	Series 2020-1A Class A1B
98,262	3.50%, 10/25/2059(d)	97,625
	Series 2021-NQ1R Class A1
177,162	0.94%, 07/25/2055(d)	171,859
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NQ2R Class A1
$ 304,462	0.94%, 10/25/2058(d)	$ 296,789
981,731	NMLT Trust(a)(d) Series 2021-INV1 Class A1 1.19%, 05/25/2056	921,801
	Onslow Bay Mortgage Loan Trust(a)(d)
	Series 2021-NQM1 Class A1
351,113	1.07%, 02/25/2066	339,966
	Series 2021-NQM3 Class A1
306,387	1.05%, 07/25/2061	287,403
	Series 2022-NQM1 Class A1
588,170	2.31%, 11/25/2061	568,769
	Preston Ridge Partners Mortgage LLC(a)(b)
	Series 2020-6 Class A1
81,393	2.36%, 11/25/2025	79,191
	Series 2021-3 Class A1
483,725	1.87%, 04/25/2026	462,142
	Series 2021-4 Class A1
640,667	1.87%, 04/25/2026	609,744
	Series 2021-6 Class A1
318,618	1.79%, 07/25/2026	302,149
	Series 2021-7 Class A1
482,943	1.87%, 08/25/2026	456,948
	Series 2021-9 Class A1
628,048	2.36%, 10/25/2026	600,285
	Series 2021-RPL1 Class A1
126,558	1.32%, 07/25/2051	119,489
150,000	Radnor RE Ltd(a)(c) Series 2020-1 Class M1A 1.41%, 01/25/2030 1-mo. LIBOR + 0.95%	148,913
146,507	Residential Mortgage Loan Trust(a)(d) Series 2021-1R Class A1 0.86%, 01/25/2065	143,329
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	475,525
	Starwood Mortgage Residential Trust(a)(d)
	Series 2020-3 Class A1
45,504	1.49%, 04/25/2065	44,836
	Series 2021-1 Class A1
321,664	1.22%, 05/25/2065	315,078
	Series 2021-2 Class A1
237,396	0.94%, 05/25/2065	231,975
	Series 2021-6 Class A1
476,600	1.92%, 11/25/2066	449,178
226,400	Toorak Mortgage Corp Ltd(a)(d) Series 2021-INV1 Class A1 1.15%, 07/25/2056	210,260

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Towd Point Mortgage Trust(a)(d)
	Series 2016-4 Class A1
$ 17,513	2.25%, 07/25/2056	$ 17,508
	Series 2017-1 Class A1
202,910	2.75%, 10/25/2056	202,907
	Series 2017-2 Class A1
26,041	2.75%, 04/25/2057	26,055
	Series 2017-4 Class A1
269,740	2.75%, 06/25/2057	267,787
	Series 2017-6 Class A1
292,359	2.75%, 10/25/2057	289,550
	Series 2018-1 Class A1
29,284	3.00%, 01/25/2058	29,177
	Series 2018-2 Class A1
124,760	3.25%, 03/25/2058	124,804
	Series 2018-3 Class A1
105,536	3.75%, 05/25/2058	105,405
	Series 2018-5 Class A1A
242,090	3.25%, 07/25/2058	243,007
	Series 2019-1 Class A1
403,439	3.66%, 03/25/2058	402,462
	Series 2021-R1 Class A1
1,255,031	2.92%, 11/30/2060	1,209,783
290,000	Triangle RE Ltd(a)(c) Series 2021-3 Class M1A 2.00%, 02/25/2034 1-mo. SOFR + 1.90%	288,376
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
110,760	2.69%, 11/25/2059(d)	110,635
	Series 2020-4 Class A1
91,105	1.50%, 05/25/2065(b)	88,963
	Series 2020-5 Class A1
138,132	1.22%, 05/25/2065(b)	133,646
	Series 2021-2 Class A1
314,917	1.03%, 02/25/2066(d)	298,706
	Series 2021-4 Class A1
217,297	0.94%, 07/25/2066(d)	203,893
	Series 2021-5 Class A1
570,003	1.01%, 09/25/2066(d)	524,690
	Series 2021-8 Class A1
340,923	1.82%, 11/25/2066(d)	326,225
	Series 2021-R2 Class A1
177,752	0.92%, 02/25/2064(d)	171,347
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	144,249
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	322,572
	Series 2017-C42 Class D
300,000	2.80%, 12/15/2050(a)(d)	243,574
	Series 2021-C60 Class A4
1,550,000	2.34%, 08/15/2054	1,418,344
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-C60 Class B
$ 550,000	2.73%, 08/15/2054	$ 501,278
		43,652,262
U.S. Government Agency — 31.63%
760,000	Federal Farm Credit Banks Funding Corp 2.85%, 03/28/2034	767,334
	Federal Home Loan Mortgage Corp
257,392	3.00%, 09/01/2027	260,022
4,372	6.00%, 11/01/2033	4,758
8,184	6.00%, 04/01/2035	8,742
9,391	4.50%, 05/01/2035	9,912
35,025	5.50%, 08/01/2035	37,770
38,594	4.50%, 11/01/2035	40,538
4,117	6.50%, 02/01/2036	4,419
7,646	4.50%, 03/01/2036	8,135
9,522	6.00%, 03/01/2036	10,636
13,604	5.50%, 06/01/2036	14,465
20,031	5.50%, 08/01/2036	21,984
2,974	6.00%, 08/01/2037	3,187
19,954	7.00%, 08/01/2037	21,267
50,418	5.00%, 04/01/2038	54,557
104,140	5.50%, 05/01/2038	114,818
73,216	4.50%, 03/01/2039	77,908
69,691	4.50%, 05/01/2039	74,155
75,628	4.00%, 09/01/2040	79,113
194,876	5.00%, 09/01/2040	210,751
19,532	4.00%, 09/01/2043	20,113
176,825	4.50%, 04/01/2044	187,232
393,511	4.50%, 12/01/2044	415,448
492,790	3.50%, 05/01/2050	494,135
959,884	2.50%, 09/01/2051	917,245
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	194,221
	Series K104 Class X1
992,251	1.12%, 01/25/2030(d)	71,401
	Series K111 Class X1
575,622	1.57%, 05/25/2030(d)	60,184
	Series K112 Class X1
1,128,052	1.43%, 05/25/2030(d)	108,733
	Series K114 Class X1
1,466,045	1.12%, 06/25/2030(d)	111,056
	Series K122 Class X1
449,163	0.88%, 11/25/2030(d)	27,586
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
24,216	3.00%, 05/15/2041	24,037
	Series 4097 Class KA
90,672	2.00%, 09/15/2031	89,588
	Series 4122 Class AB
93,306	1.50%, 10/15/2042	87,206

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 4139 Class PA
$ 128,096	2.50%, 11/15/2041	$ 127,239
	Series 4142 Class PT
81,337	1.25%, 12/15/2027	78,923
	Series 4146 Class AB
71,587	1.13%, 12/15/2027	69,273
	Series 4216 Class KQ
78,841	1.70%, 10/15/2039	78,137
	Series 4961 Class JB
170,909	2.50%, 12/15/2042	165,825
69,371	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c) Series 2014-DN3 Class M3 4.46%, 08/25/2024 1-mo. LIBOR + 4.00%	70,412
100,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit(a)(c) Series 2021-DNA5 Class M2 1.75%, 01/25/2034 1-mo. SOFR + 1.65%	98,377
	Federal National Mortgage Association
221,538	4.00%, 07/01/2026	228,153
3,650,000	0.88%, 08/05/2030(e)	3,187,119
417,326	3.50%, 01/01/2031	418,464
6,797	4.50%, 08/01/2035	7,227
3,679	6.00%, 02/01/2036	3,929
20,923	5.50%, 03/01/2036	22,376
22,521	6.50%, 06/01/2036	24,177
44,479	6.00%, 03/01/2037	48,887
247	6.50%, 04/01/2037	266
51,223	6.00%, 08/01/2037	55,883
16,710	6.50%, 08/01/2037	18,499
177,837	4.00%, 10/01/2041	184,909
349,041	4.00%, 01/01/2045	361,718
191,977	3.50%, 08/01/2045	195,106
429,738	4.00%, 10/01/2046	446,761
429,643	3.50%, 01/01/2047	435,493
1,162,297	4.50%, 11/01/2047	1,213,666
506,409	4.50%, 04/01/2048	527,502
199,292	4.00%, 02/01/2049	203,539
682,192	4.50%, 07/01/2049	708,672
1,012,893	3.00%, 12/01/2049	995,161
2,095,572	3.00%, 04/01/2050	2,058,187
632,085	3.50%, 05/01/2050	634,071
278,696	2.50%, 07/01/2050	266,641
1,660,169	3.00%, 07/01/2051	1,627,833
	Federal National Mortgage Association Alternative Credit Enhancement Securities(d)
	Series 2019-M21 Class X3
2,106,719	1.20%, 06/25/2034	196,402
	Series 2020-M2 Class X
5,036,370	0.33%, 01/25/2030	91,666
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Connecticut Avenue Securities Trust(a)(c)
	Series 2021-R01 Class 1M2
$ 134,000	1.65%, 10/25/2041 1-mo. SOFR + 1.55%	$ 129,454
	Series 2021-R03 Class 1M2
121,000	1.75%, 12/25/2041 1-mo. SOFR + 1.65%	114,534
69,245	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	69,080
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
77,034	1.50%, 09/25/2027	74,967
	Series 2012-124 Class JA
57,900	1.50%, 11/25/2042	54,798
	Series 2012-128 Class PD
159,128	1.50%, 06/25/2042	153,584
	Series 2012-18 Class GA
41,377	2.00%, 12/25/2041	39,774
	Series 2012-21 Class PQ
24,594	2.00%, 09/25/2041	23,711
	Series 2012-52 Class PA
34,148	3.50%, 05/25/2042	34,376
	Series 2012-75 Class KC
37,572	2.50%, 12/25/2041	36,887
	Series 2013-16 Class A
79,172	1.75%, 01/25/2040	77,624
	Series 2013-43 Class XP
115,268	1.50%, 08/25/2041	112,180
	Series 2013-77 Class BP
73,265	1.70%, 06/25/2043	72,385
	Series 2013-9 Class PT
71,117	1.25%, 02/25/2028	68,688
	Series 2015-48 Class QB
40,483	3.00%, 02/25/2043	40,551
	Series 2015-5 Class EP
122,498	2.00%, 06/25/2043	118,398
	Series 2016-11 Class GA
56,075	2.50%, 03/25/2046	54,817
	Series 2016-38 Class NA
27,108	3.00%, 01/25/2046	27,166
	Series 2017-26 Class CG
43,346	3.50%, 07/25/2044	43,576
	Series 2017-34 Class JK
26,002	3.00%, 05/25/2047	25,747
	Series 2017-35 Class AH
56,033	3.50%, 04/25/2053	56,016
	Series 2017-49 Class JA
49,843	4.00%, 07/25/2053	50,233
	Series 2017-84 Class KA
50,931	3.50%, 04/25/2053	50,656

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2017-A6 Class A6
$ 103,514	3.00%, 12/25/2054	$ 102,794
	Series 2018-19 Class DC
40,434	3.50%, 05/25/2056	40,223
	Series 2018-23 Class LA
49,372	3.50%, 04/25/2048	49,068
	Series 2018-38 Class PC
4,297	3.50%, 03/25/2045	4,306
	Series 2018-70 Class HA
61,000	3.50%, 10/25/2056	60,902
	Series 2018-77 Class PA
22,266	3.50%, 02/25/2048	22,284
	Series 2018-80 Class GD
40,509	3.50%, 12/25/2047	40,250
	Series 2019-12 Class HA
89,591	3.50%, 11/25/2057	90,314
	Series 2019-14 Class CA
97,978	3.50%, 04/25/2049	99,500
	Series 2019-21 Class BD
91,192	3.00%, 09/25/2057	88,867
	Series 2019-45 Class PT
88,850	3.00%, 08/25/2049	87,209
	Series 2019-6 Class GJ
107,606	3.00%, 02/25/2049	107,259
	Series 2019-7 Class CA
71,827	3.50%, 11/25/2057	73,019
	Series 2019-7 Class JA
78,786	3.50%, 03/25/2049	78,680
	Series 2020-1 Class AC
348,673	3.50%, 08/25/2058	349,283
560,000	FREMF Mortgage Trust(a)(d) Series 2015-K45 Class B 3.59%, 04/25/2048	557,121
	Government National Mortgage Association
3,200,000	2.00%, TBA	3,044,000
8,000,000	2.50%, TBA	7,751,543
18,500,000	3.00%, TBA	18,275,391
7,250,000	3.50%, TBA	7,289,648
3,800,000	4.00%, TBA	3,874,813
2,400,000	4.50%, TBA	2,481,000
196,091	4.00%, 02/20/2045	206,020
42,294	3.00%, 12/20/2045	42,147
102,026	4.50%, 01/20/2046	108,866
408,206	3.50%, 12/20/2049	411,289
388,722	3.50%, 01/20/2050	391,658
205,106	3.00%, 03/20/2050	203,417
845,517	3.50%, 10/20/2050	852,527
103,532	3.00%, 03/20/2051	102,752
87,869	3.00%, 06/20/2051	87,135
	Series 2013-37 Class LG
47,953	2.00%, 01/20/2042	47,606
	Series 2015-151 Class BA
37,796	1.70%, 10/20/2045	37,825
	Series 2015-56 Class LB
83,440	1.50%, 04/16/2040	83,059
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 67,674	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	$ 68,814
	Uniform Mortgage-Backed Security(g)
28,450,000	2.00%, TBA	26,475,416
33,450,000	2.50%, TBA	31,888,274
12,300,000	3.00%, TBA	12,082,688
14,500,000	3.50%, TBA	14,524,922
2,800,000	4.00%, TBA	2,857,750
5,600,000	4.50%, TBA	5,803,000
		161,854,990
TOTAL MORTGAGE-BACKED SECURITIES — 40.16% (Cost $211,274,304)		$205,507,252
MUNICIPAL BONDS AND NOTES
575,000	California State University 1.79%, 11/01/2030	502,855
500,000	Chabot-Las Positas Community College District 1.89%, 08/01/2031	441,191
560,000	Chicago O'Hare International Airport 2.35%, 01/01/2030	519,265
65,000	Chicago Transit Authority Sales Tax Receipts Fund 3.91%, 12/01/2040	64,864
575,000	City of New York, New York 1.92%, 08/01/2031	504,631
145,000	City of Rapid City, South Dakota Sales Tax Revenue 1.78%, 12/01/2031	128,930
	County of Riverside, California
420,000	2.96%,02/15/2027	418,195
420,000	3.07%,02/15/2028	419,267
200,000	District of Columbia 3.43%, 04/01/2042	191,519
	Marshall University
100,000	3.13%,05/01/2028	100,580
100,000	3.38%,05/01/2031	102,902
	Metropolitan Transportation Authority
115,000	4.75%,11/15/2045	123,925
315,000	5.18%,11/15/2049	360,417
335,000	Napa Valley Unified School District 1.54%, 08/01/2028	306,671
570,000	New York State Dormitory Authority 2.15%, 03/15/2031	512,021
105,000	New York State Thruway Authority 2.90%, 01/01/2035	98,230
410,000	New York Transportation Development Corp 4.25%, 09/01/2035	423,991

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 600,000	Oregon Education Districts 1.89%, 06/30/2031	$ 538,152
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	419,340
345,000	Port Authority of New York & New Jersey 1.09%, 07/01/2023	340,895
80,000	Regents of The University of California Medical Center Pooled Revenue 6.55%, 05/15/2048	109,830
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025	375,220
575,000	2.15%,07/01/2030	524,870
	State of California
130,000	7.55%,04/01/2039	192,770
85,000	7.30%,10/01/2039	119,637
15,000	7.63%,03/01/2040	22,080
295,000	State of Connecticut Special Tax Revenue 5.46%, 11/01/2030	326,354
TOTAL MUNICIPAL BONDS AND NOTES — 1.60% (Cost $8,736,073)		$8,188,602
U.S. TREASURY BONDS AND NOTES
1,216,923	U.S. Treasury Inflation Indexed Bonds TIPS 0.88%, 02/15/2047	1,455,269
	United States Treasury Note/Bond
5,972,000	6.88%, 08/15/2025(h)(i)	6,818,811
1,200,000	0.25%, 08/31/2025	1,110,281
1,085,000	0.25%, 09/30/2025	1,002,269
2,000,000	0.38%, 11/30/2025	1,849,062
670,000	0.50%, 02/28/2026	619,436
14,380,000	0.75%, 03/31/2026	13,409,912
4,380,000	0.75%, 04/30/2026	4,079,559
9,400,000	0.88%, 06/30/2026	8,779,453
9,855,000	1.38%, 08/31/2026	9,393,047
2,330,000	1.25%, 12/31/2026	2,201,395
265,000	1.13%, 02/28/2027(e)	248,644
2,000,000	0.50%, 04/30/2027	1,814,062
2,500,000	0.50%, 05/31/2027	2,262,500
1,150,000	0.38%, 07/31/2027	1,031,092
4,090,000	2.25%, 08/15/2027	4,045,905
430,000	0.38%, 09/30/2027	383,893
125,000	0.50%, 10/31/2027	112,217
700,000	1.13%, 02/29/2028	649,086
4,755,000	2.63%, 02/15/2029	4,812,209
600,000	2.38%, 05/15/2029(e)	598,266
4,385,000	0.63%, 05/15/2030	3,823,343
9,605,000	0.63%, 08/15/2030	8,342,843
2,560,000	0.88%, 11/15/2030	2,266,900
9,265,000	1.13%, 02/15/2031	8,365,644
2,130,000	1.25%, 08/15/2031	1,936,303
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 3,695,000	1.38%, 11/15/2031	$ 3,390,162
16,750,000	1.88%, 02/15/2041	14,914,697
2,355,000	2.25%, 05/15/2041	2,223,175
2,375,000	3.13%, 02/15/2043	2,556,094
350,000	3.63%, 08/15/2043	406,055
4,670,000	3.75%, 11/15/2043	5,523,370
5,590,000	3.63%, 02/15/2044	6,500,995
610,000	3.13%, 08/15/2044	659,419
3,850,000	2.50%, 02/15/2045	3,749,840
4,140,000	3.00%, 11/15/2045	4,415,245
4,515,000	2.50%, 02/15/2046	4,420,467
260,000	2.50%, 05/15/2046	254,749
1,620,000	2.25%, 08/15/2046	1,515,206
1,500,000	2.88%, 11/15/2046	1,577,051
1,500,000	3.00%, 02/15/2047	1,613,965
1,170,000	3.00%, 02/15/2048	1,274,706
300,000	3.13%, 05/15/2048	334,945
510,000	2.25%, 08/15/2049	484,938
5,100,000	1.25%, 05/15/2050	3,803,883
2,545,000	1.38%, 08/15/2050	1,958,855
7,110,000	1.63%, 11/15/2050	5,826,312
4,425,000	1.88%, 02/15/2051	3,866,517
1,365,000	2.25%, 02/15/2052	1,309,120
TOTAL U.S. TREASURY BONDS AND NOTES — 32.04% (Cost $177,583,216)		$163,991,167
Shares
COMMON STOCK
Consumer, Cyclical — 0.01%
761	Superior Energy Services LLC(j)	23,971
TOTAL COMMON STOCK — 0.01% (Cost $50,000)		$23,971
GOVERNMENT MONEY MARKET MUTUAL FUNDS
559,000	BlackRock FedFund Institutional Class(k), 0.23%(l)	559,000
600,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(k), 0.30%(l)	600,000
433,000	Goldman Sachs Financial Square Government Fund Institutional Class(k), 0.25%(l)	433,000
433,000	Invesco Government & Agency Portfolio Institutional Class(k), 0.25%(l)	433,000
433,000	JPMorgan U.S. Government Money Market Fund Capital Shares(k), 0.25%(l)	433,000

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
124,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(k), 0.23%(l)	$ 124,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.50% (Cost $2,582,000)		$2,582,000
Principal Amount
SHORT TERM INVESTMENTS
Corporate Bonds and Notes — 1.96%
$ 2,529,000	Abu Dhabi Commercial Bank PJSC(a)(c) 0.70%,07/01/2022 1-day SOFR + 0.40%	2,526,152
1,500,000	Fidelity National Information Services 0.79%, 04/12/2022	1,499,643
1,004,000	Nutrien Ltd 0.81%, 05/05/2022	1,003,241
2,500,000	Thunder Bay Funding Inc 0.64%, 05/12/2022	2,498,206
2,500,000	Versailles Commercial Paper LLC 1.12%, 07/12/2022	2,492,208
		10,019,450
Foreign Government Bonds and Notes — 1.17%
	Banque Et Caisse Depargne
1,003,000	0.71%, 06/06/2022	1,001,688
500,000	0.93%, 07/01/2022	498,824
1,300,000	1.02%, 07/20/2022	1,296,028
2,500,000	LMA S.A. / LMA-Americas LLC REIT 1.22%, 07/27/2022	2,490,249
700,000	Svenska Handelsbanken AB 0.84%, 07/01/2022	698,513
		5,985,302
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — 0.60%
$ 3,100,000	United States Treasury Note/Bond(m) 0.93%, 09/15/2022	$ 3,086,625
Repurchase Agreements — 0.98%
1,806,898	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $1,806,898 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(k)	1,806,898
1,806,898	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $1,806,898 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(k)	1,806,898

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,412,337	Undivided interest of 3.33% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $1,412,337 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(k)	$ 1,412,337
		5,026,133
TOTAL SHORT TERM INVESTMENTS — 4.71% (Cost $24,120,220)		$24,117,510
TOTAL INVESTMENTS — 121.33% (Cost $655,367,871)		$620,934,288
OTHER ASSETS & LIABILITIES, NET — (21.33)%		$(109,162,634)
TOTAL NET ASSETS — 100.00%		$511,771,654
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2022. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2022.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan at March 31, 2022.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(i)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(j)	Non-income producing security.
(k)	Collateral received for securities on loan.
(l)	Rate shown is the 7-day yield as of March 31, 2022.
(m)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
At March 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
U.S. 10 Year Treasury Note Futures	137	USD	16,833,875	June 2022	$224,041
U.S. 10 Year Treasury Ultra Futures	74	USD	10,024,688	June 2022	320,465
U.S. 5 Year Treasury Note Futures	81	USD	9,273,234	June 2022	96,014
U.S. Long Bond Futures	152	USD	22,809,500	June 2022	723,785
U.S. Ultra Bond Futures	106	USD	18,775,250	June 2022	569,451
Long
U.S. 2 Year Treasury Note Futures	147	USD	31,152,516	June 2022	(403,271)
				Net Appreciation	$1,530,485
At March 31, 2022, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
Nordstrom Inc 6.95%, 03/15/2028	$750,000	$(7,658)	$(417)	1.00	June 20, 2024	$(7,242)	Sell	Quarterly
Nordstrom Inc 6.95%, 03/15/2028	275,000	(6,227)	(4,773)	1.00	December 20, 2024	(1,454)	Sell	Quarterly
CDX.NA.IG.37 Index(a)	7,325,000	127,424	125,508	1.00	December 20, 2026	1,917	Sell	Quarterly
					Net Depreciation	$(6,779)
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 351 futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $6,187,500 in credit default swaps for the reporting period.

March 31, 2022